29. Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Fair Value Of Financial Assets And Liabilities
29. Fair value of financial assets and liabilities
29.	Fair value of financial assets and liabilities

Under IFRS 13, the fair value measurement uses a fair value hierarchy that reflects the model used in the measurement process which should be in accordance with the following hierarchical levels:

Level 1: Determined on the basis of public (unadjusted) quoted prices in highly active markets for identical assets and liabilities, these include public debt securities, stocks, derivatives listed.

Level 2: They are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3: They are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Trading Financial Assets, Other financial assets at fair value on through income statement, Available-for-sale financial assets and Financial liabilities held for trading.

Level 1: The securities with high liquidity and quoted prices in active market are classified as level 1. At this level there were classified most of the Brazilian Government Securities (mainly LTN, LFT, NTN-B, NTN-C and NTN-F), shares in stock exchange and other securities traded in the active market.

Level 2: When quoted price cannot be observed, the management, using its own internal models, make its best estimate of the price that would be set by the market. These models use data based on observable market parameters as an important reference. Various techniques are used to make these estimates, including the extrapolation of observable market data and extrapolation techniques. The best evidence of fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions carried out with the same instrument or similar instruments or can be measured using a valuation technique in which the variables used include only data from observable market, especially interest rates. These securities are classified at level 2 of the fair value hierarchy and are composed mainly of Government Securities (NTN-A), repo, LCI Cancelable, in a less liquid market than those classified at level 1.

Level 3: When there is information that is not based on observable market data, Banco Santander uses internally developed models, from curves generated according to the internal model. Level 3 comprises mainly unlisted shares.

Derivatives

Level 1: Derivatives traded on stock exchanges are classified in Level 1 of the hierarchy.

Level 2: For derivatives traded over the counter, the valuation (primarily swaps and options) usually uses observable market data, such as: exchange rates, interest rates, volatility, correlation between indexes and market liquidity.

When pricing the financial instruments aforementioned, it is used the Black-Scholes Model (exchange rate options, interest rate options; caps and floors) and the present value method (discount of future values by market curves).

Level 3: Derivatives not traded in the stock exchange and that do not have an observable data in an active market were classified as Level 3. These are composed by exotic derivatives. Below are the valuation carachteristics considered for the main financial instruments classified as Level 3:

Category	Type Asset/Liability	Valuation technique	Main unobservable inputs
Linear derivatives	Coupon Fra	BMF Closing Prices	Currency Coupon rate - long term
	Inflation Swap	Discounted cash flow	IGPM Coupon rate
	Interest Rate Swap	Discounted cash flow	Pre-fixed rates – long term
Non linear derivatives	Equities Options	Black&Scholes	Implicit volatility- long term
	Inflation Options	Black&Scholes	IPCA Implicit volatility- long term
	Interest Rate Options	Black&Scholes	IDI Implicit volatility- long term
	Currency Options	Black&Scholes	USD/BRL Implicit volatility- long term
Cash	Pension Plan Liability	Actuarial Model	IGPM Coupon rate
	Private Bonds	Discounted cash flow	Discount rate ("Yields")
	Public Bonds	Discounted cash flow	NTN-C and TDA Discount rate ("Yields")
Put options	Put Options	Discounted cash flow	Growth and Discount rates

The Banco Santander´s policy related to instrument classification in the fair value hierarchy existing since September/2018, introduced detailed procedures about the instrument classification process. Definitions were included related to instruments, risk factors and deadlines as well as observability degree of market prices and its importance in the fair value measurement model. The application of such definitions since September 2018 resulted in reclassifications of certain financial instruments, as shown in the section “Changes of Fair Value Level 3”.

The following table shows a summary of the fair values of financial assets and liabilities for the period ended December 31, 2020, 2019 and 2018, classified based on several measurement methods adopted by the Bank to determine their fair value:

				12/31/2020
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	588,778	57,354,806	2,956,882	60,900,466
Debt instruments	588,778	-	2,956,882	3,545,660
Balances With The Brasilian Central Bank	-	57,354,806	-	57,354,806
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,139,962	27,508,722	817,548	98,466,232
Debt instruments	68,461,854	11,848	47,097	68,520,799
Equity instruments	1,678,108	128,251	11,917	1,818,276
Derivatives	-	27,368,623	758,534	28,127,157
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	217,569	282,151	499,720
Equity instruments	-	185,790	253,122	438,912
Loans and advances to customers	-	31,779	29,029	60,808
Financial Assets Measured At Fair Value Through Other Comprehensive Income	106,456,132	1,987,234	1,297,021	109,740,387
Debt instruments	106,454,645	1,953,504	1,260,065	109,668,214
Equity instruments	1,487	33,730	36,956	72,173
Hedging derivatives (assets)	-	743,463	-	743,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	76,890,170	753,121	77,643,291
Trading derivatives	-	31,082,223	753,121	31,835,344
Short positions	-	45,807,947	-	45,807,947
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,038,467	-	7,038,467
Other financial liabilities	-	7,038,467	-	7,038,467
Hedging derivatives (liabilities)	-	144,594	-	144,594

				12/31/2019
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	975,393	28,739,507	2,627,405	32,342,305
Debt instruments	975,393	132,277	2,627,405	3,735,075
Balances With The Brasilian Central Bank	-	28,607,230	-	28,607,230
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	35,057,803	21,247,552	715,548	57,020,903
Debt instruments	33,028,333	1,726,441	130,857	34,885,631
Equity instruments	2,029,470	-	-	2,029,470
Derivatives	-	19,521,111	584,691	20,105,802
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	143,077	627	27,749	171,453
Equity instruments	143,077	627	27,749	171,453
Financial Assets Measured At Fair Value Through Other Comprehensive Income	93,555,527	1,612,741	951,966	96,120,234
Debt instruments	93,531,617	1,612,741	818,569	95,962,927
Equity instruments	23,910	-	133,397	157,307
Hedging derivatives (assets)	-	339,932	-	339,932
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	45,499,913	564,757	46,064,670
Trading derivatives	-	21,664,260	564,757	22,229,017
Short positions	-	23,835,653	-	23,835,653
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	3,719,416	1,600,000	5,319,416
Hedging derivatives (liabilities)	-	200,961	-	200,961

		2018
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	2,660,859	40,540,054	510,887	43,711,800
Debt instruments	2,660,859		510,887	3,171,746
Balances With The Brasilian Central Bank	-	40,540,054	-	40,540,054
Financial Assets Measured at Fair Value in the Income through Trading	49,855,112	17,626,932	1,370,270	68,852,314
Debt instruments	49,094,924	432,910	538,635	50,066,469
Equity instruments	757,843	8,490	-	766,333
Derivatives	2,345	17,185,532	831,635	18,019,512
Financial assets not intended for trading Mandatory measured at fair value in the income statement	142,732	619,798	154,947	917,477
Loans and advances to customers	-	619,180	-	619,180
Equity instruments	142,732	618	154,947	298,297
Financial assets measured at fair value in other comprehensive income	83,283,924	1,442,797	709,956	85,436,677
Debt instruments	83,253,117	1,442,797	699,777	85,395,691
Equity instruments	30,807	-	10,179	40,986
Hedging derivatives (assets)	-	343,934	-	343,934
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	32,697,510	17,600,024	641,458	50,938,992
Trading derivatives	1,833	17,600,024	641,458	18,243,315
Short positions	32,695,677	-	-	32,695,677
Hedging derivatives (liabilities)	-	223,520	-	223,520

Movements in fair value of Level 3

The following tables demonstrate the movements during 2020, 2019 and 2018 for the financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Fair Value 12/31/2019	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2020
Financial Assets Measured At Fair Value Through Profit Or Loss	2,627,405	83,832	(239,512)	485,157	2,956,882
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	715,548	502,596	(231,468)	(169,128)	817,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	27,749	100,091	125,282	29,029	282,151
Financial Assets Measured At Fair Value Through Other Comprehensive Income	951,966	(21,677)	(197,098)	563,830	1,297,021
Financial Liabilities Measured At Fair Value Through Profit Or Loss	564,757	500,159	(406,971)	95,176	753,121
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	1,600,000	-	-	(1,600,000)	-

	Fair Value 12/31/2018	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2019
Financial Assets Measured At Fair Value Through Profit Or Loss	510,887	290,773	1,700,499	125,246	2,627,405
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,370,270	238,632	(1,031,076)	137,722	715,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	154,947	(101,541)	-	(25,657)	27,749
Financial Assets Measured At Fair Value Through Other Comprehensive Income	709,956	253,803	291	(12,084)	951,966
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	641,458	190,813	(586,346)	318,832	564,757

	Fair Value 12/31/2017	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	IFRS 9 Impact	Fair value 12/31/2018
Financial assets measured at fair value in the result	33,368	60,887	-	445,991	(29,359)	510,887
Financial Assets Measured at Fair Value in the Income through Trading	-	(181,355)	1,264,576	246,051	40,998	1,370,270
Financial assets not intended for trading Mandatory measured at fair value in the income statement	-	(7,280)	-	-	162,227	154,947
Financial assets measured at fair value through other comprehensive income	140,143	47,773	645,708	-	(123,668)	709,956
Financial liabilities measured at fair value in the result	-	115,212	710,219	(183,973)	-	641,458

Fair value movements linked to credit risk

Changes in fair value attributable to changes in credit risk are determined on the basis of changes in the prices of credit default swaps compared to similar obligations of the same obligor when such prices are observable, since these credit swaps better reflect the market risk assessment for a specific financial asset. When such prices are not observable, changes in fair value attributable to changes in credit risk are determined as the total value of changes in fair value not attributable to changes in the underlying interest rate or other observed market rates. In the absence of specific observable data, this approach provides a reasonable approximation of changes attributable to credit risk, as it estimates the margin change above the reference value that the market may require for the financial asset. In 2018, there were no significant changes between the fair value categories due to changes in credit risk.

Financial assets and liabilities not measured at fair value

The financial assets owned by the Bank are measured at fair value in the accompanying consolidated balance sheets, except for loans and receivables.

Similarly, the Bank’s financial liabilities except for financial liabilities held for trading and those measured at fair value - are measured at amortized cost in the consolidated balance sheets.

i) Financial assets measured at other than fair value

Below is a comparison of the carrying amounts of financial assets of the Bank measured by a value other than the fair value and their respective fair values on December 31, 2020, 2019 and 2018:

During 2020, The Bank reclassified R$ 53,357,038 of “loans and amounts due from credit institutions” from level 2 to level 3, as there was no active trading market for these instruments.”

					12/31/2020
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Cash and Balances With The Brazilian Central Bank	20,148,725	20,148,725	20,148,725	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	112,849,776	112,849,776	-	59,492,738	53,357,038
Loans and advances to customers	393,707,229	396,878,319	-	4,530,041	392,348,278
Debt instruments	48,367,791	49,963,947	4,425,723	17,486,057	28,052,167
Total	575,073,521	579,840,767	24,574,448	81,508,836	473,757,483

					12/31/2019
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Cash and Balances With The Brazilian Central Bank	15,249,515	15,249,515	-	15,249,515	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	109,233,128	109,233,128	-	109,233,128	-
Loans and advances to customers	326,699,480	327,278,243	-	-	327,278,243
Debt instruments	38,748,296	39,678,192	5,378,791	7,858,612	26,440,789
Total	489,930,419	491,439,078	5,378,791	132,341,255	353,719,032

					2018
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3

Cash and Balances With The Brazilian Central Bank	15,228,491	15,269,809	-	15,269,809	-
Financial Assets Measured At Amortized Cost:
Loans and other amounts with credit institutions	91,859,759	91,859,759	-	91,859,759	-
Loans and advances to customers	301,702,207	303,495,240	-	-	303,495,240
Financial assets measured at amortized cost - Debt instruments	36,799,509	38,927,356	9,766,162	29,161,194	-
Total	433,337,208	437,299,602	9,766,162	124,038,200	303,495,240

ii) Financial liabilities measured at other than fair value

Following is a comparison of the carrying amounts of Bank´s financial liabilities measured by a value other than fair value and their respective fair values on December 31, 2020, 2019 and 2018:

During 2020, The Bank reclassified R$ 73,075,341 of “Deposits of Brazil's Central Bank and deposits of credit institutions” and R$ 390,760,088 of “Customer deposits” from level 2 to level 3, as there was no active trading market for these instruments.”

					12/31/2020
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	131,656,962	131,654,431	-	58,579,090	73,075,341
Customer deposits	445,813,972	445,856,090	-	55,096,002	390,760,088
Marketable debt securities	56,875,514	57,265,307	-	-	57,265,307
Debt instruments Eligible Capital	13,119,660	13,119,660	-	-	13,119,660
Other financial liabilities	59,822,683	59,822,683	-	-	59,822,683
Total	707,288,791	707,718,171	-	113,675,092	594,043,080

					12/31/2019
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	99,271,415	99,271,415	-	99,271,415	-
Customer deposits	336,514,597	336,593,455	-	336,593,455	-
Marketable debt securities	73,702,474	73,889,348	-	10,205,065	63,684,284
Subordinated Debt	10,175,961	10,175,961	-	10,175,961	-
Other financial liabilities	55,565,954	55,565,954	-	-	55,565,954
Total	575,230,401	575,496,133	-	456,245,896	119,250,238

					12/31/2018
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	99,022,806	99,022,806	-	99,022,806	-
Customer deposits	304,197,800	304,197,800	-	304,197,800	-
Marketable debt securities	74,626,232	74,626,232	-	4,599,204	70,027,028
Subordinated Debt	9,885,607	9,885,607	-	9,885,607	-
Debt Instruments Eligible to Compose Capital	9,779,944	9,779,944		9,779,944	-
Other financial liabilities	49,782,780	49,782,780	-	-	49,782,780
Total	547,295,169	547,295,169	-	427,485,361	119,809,808

The methods and assumptions used to estimate the fair values summarized in the tables above are set forth below:

- Loans and amounts due from credit institutions and from clients – Fair value are estimated for groups of loans with similar characteristics. The fair value was measured by discounting estimated cash flow using the average interest rate of new contracts. That is, the future cash flow of the current loan portfolio is estimated using the contractual rates, and then the new loans spread over the risk free interest rate are incorporated to the risk free yield curve in order to calculate the loan portfolio fair value. In terms of behavior assumptions, it is important to highlight that a prepayment rate is applied to the loan portfolio, thus a more realistic future cash flow is achieved.

- Deposits from Bacen and credit institutions and Client deposits – The fair value of deposits was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities. For variable-rate deposits, the carrying amount was considered to approximates fair value.

- Debt and Subordinated Securities and Debt Instruments Eligible to Compose Capital – The fair value of long-term loans were estimated by cash flow discounted at the interest rate offered on the market with similar terms and maturities.

The valuation techniques used to estimate each level are defined in note 2.e.